Intangible assets - Summary of Changes to intangible assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	€ 1,523
Ending Balance	1,629	€ 1,523
Patent And Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	1,423
Ending Balance	1,601	1,423
Software Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	100
Ending Balance	28	100
Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	3,112	3,017
Additions	208	158
Currency translation differences	120	(63)
Ending Balance	3,440	3,112
Gross carrying amount [Member] | Patent And Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	2,052	2,029
Additions	202	82
Currency translation differences	113	(59)
Ending Balance	2,367	2,052
Gross carrying amount [Member] | Software Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	1,060	988
Additions	6	76
Currency translation differences	7	(4)
Ending Balance	1,073	1,060
Accumulated impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(1,589)	(1,385)
Additions	(182)	(223)
Currency translation differences	(40)	19
Ending Balance	(1,811)	(1,589)
Accumulated impairment [Member] | Patent And Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(629)	(559)
Additions	(104)	(85)
Currency translation differences	(33)	15
Ending Balance	(766)	(629)
Accumulated impairment [Member] | Software Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(960)	(826)
Additions	(78)	(138)
Currency translation differences	(7)	4
Ending Balance	€ (1,045)	€ (960)